STATEMENTS OF INCOME (LOSS) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Revenues and other income
Revenues	€ 4,194	€ 372	€ 6,998
Other income	4,307	4,891	4,293
Total revenues and other income	8,501	5,263	11,291
Research and development expenses	(48,452)	(23,717)	(33,791)
Marketing - Business development expenses	(364)	(563)	(249)
General and administrative expenses	(11,155)	(8,499)	(6,088)
Other operating income (expenses)	(644)	(2,202)	(1,475)
Operating profit (loss)	(52,114)	(29,718)	(30,312)
Financial income	5,478	2,057	175
Financial expenses	(2,635)	(5,959)	(81)
Financial income (loss)	2,842	(3,902)	93
Income tax	(364)	0	0
Net loss for the period	€ (49,635)	€ (33,619)	€ (30,218)
Basic loss per share | € / shares	€ (1.27)	€ (0.99)	€ (1.28)
Diluted loss per share | € / shares	€ (1.27)	€ (0.99)	€ (1.28)
Weighted average number of outstanding shares used for computing basic loss per share | shares	39,168,152	33,874,751	23,519,897
Weighted average number of outstanding shares used for computing diluted loss per share | shares	39,168,152	33,874,751	23,519,897